UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
     June 30, 2011

Check here if Amendment [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Beutel, Goodman & Company  Ltd.
	Address: 20 Eglinton Avenue West
        Suite 2000
	Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Michael James Gibson
Title:  	Managing Director, Chief Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:

_____________________
[Signature]

Toronto, Ontario, Canada    		July 19, 2011
[City, State] 				[Date]


Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                Beutel, Goodman & Company Ltd.
                                                Form 13F Information Table                               Form 13F File Number
            30-Jun-11                                                                                    28 - 11939

                                                      Total            Investment  Other      Voting Authority
Name of Issuer       Title of Class       CUSIP   (x $1000)     Shares Discretion  Mgrs.     Sole  Shared    None
Bank of Nova Scotia      Common         64149107     375,463   6,231,774     Sole        5,248,067         983,707
Cameco Corp.             Common        13321L108     203,615   7,718,177     Sole        6,654,577        1,063,600
CIBC                     Common        136069101     515,868   6,532,663     Sole        5,531,831        1,000,832
CDN National Railway     Common        136375102     321,943   4,024,585     Sole        3,430,227          594,358
Cenovus Energy Inc.      Common        15135U109     247,521   6,557,396     Sole        5,659,471          897,925
Encana                   Common        292505104     182,201   5,899,946     Sole        5,066,521          833,425
Kinross Gold Corp.       Common        496902404     172,901  10,947,609     Sole        9,326,509        1,621,100
Magna Intl  Inc.         Common        559222401     261,882   4,842,531     Sole        4,135,781          706,750
Manulife Financial       Common        56501R106     326,782  18,449,807     Sole       15,829,387        2,620,420
Molson Coors Canada    ExchNonVot CLB  608711206     290,956   6,463,368     Sole        5,570,718          892,650
Rogers Communications  Class BNonVotin 775109200     318,708   8,047,566     Sole        6,898,625        1,148,941
Royal Bank CDA           Common        780087102     465,899   8,149,381     Sole        6,822,876        1,326,505
Sun Life Financial       Common        866796105     113,915   3,781,419     Sole        3,173,119          608,300
Talisman Energy Inc      Common        87425E103     248,104  12,077,306     Sole       10,146,992        1,930,314
Thomson Reuters Corp.    Common        884903105     137,280   3,655,957     Sole        3,094,242          561,715
Toronto Dominion Bank    Common        891160509     661,720   7,802,768     Sole        6,611,758        1,191,010

Total                                              4,844,758




FORM 13F SUMMARY PAGE

Report Summary:
	June 30, 2011

Number of Other Included Managers:
	None

Form 13F Information Table Entry Total:
	16

Form 13F Information Table Value Total:
	4,844,758(thousands)

List of Other Included Managers:
	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state NONE and omit the column headings and list entries.]


No. Form 13F File Number Name
28-11939
[Repeat as necessary.]